Revenues - Deferred Contract Costs (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
Deferred Costs, Leasing, Net [Abstract]
Deferred costs	$ 4,827	$ 10,562
Amortization of deferred costs	$ 5,737		$ 5,618